THE SIMMS FUNDS

                                U.S. EQUITY FUND
                                ----------------

                                 INTERNATIONAL
                                  EQUITY FUND
                                 -------------

                               GLOBAL EQUITY FUND


                              (THE SIMMS FUNDS LOGO)


                                 ANNUAL REPORT
                                 -------------
                                 JUNE 30, 1999

                        (SIMMS CAPITAL MANAGEMENT, INC.
                            Global Investors Logo)



THE SIMMS FUNDS
REPORT FROM MANAGEMENT                                         AUGUST 19, 1999
------------------------------------------------------------------------------

Dear Shareholders,

It gives me great pleasure in writing this first letter to you. We are proud of the efficient manner that our two partnerships (U.S. and International) were converted and The Global Fund initiated in the creation of the Simms Family of Funds. We credit this virtual error free kickoff to our counsel, Kramer, Levin Naftalis and Frankel, our custodians and administrators, Firstar Mutual Fund Services LLC, our Board of Trustees and, of course, our staff at Simms Capital. While the initial investment results are good, we do not take them for granted. These results are a function of our well developed investment process that identifies stocks with superior investment characteristics and growth potential.

Our results for the first fiscal period reflect the period from inception of the funds through our fiscal year end, June 30, 1999. For this stub period, our U.S. Equity Fund return was 25.10%, compared to the Standard & Poor return of 18.66%. For our International Equity Fund, the return was 9.10%, compared to the Morgan Stanley EAFE Index of 10.05%. For our Global Equity Fund, which had a later start, the return was 12.70%, compared to the Morgan Stanley World Index of 13.81%.

The global economies are clearly recovering from last fall's financial crisis. U.S. investors witnessed an instant closure of the valuation differentials between value and growth stocks, prompting some market indices (DJIA and Russell
2000) to outperform the cap-weighted S&P 500 in the second quarter of 1999. International returns lagged behind the U.S. because of the strength of the U.S. dollar. Remember that few investors have made money in emerging markets or in Japan over the last five years, as the returns for the period were negative. It is easy to understand why naysayers of international investing demean its usefulness, especially when comparing the additional risk (volatility of these returns) to those in the U.S. Domestic benchmarks (depending on the category: large-cap growth/value, mid-cap, small-cap) have returned 15-30% annualized during the five-year period.

UNITED STATES:

Alan Greenspan's "merry band" continues to fine-tune the "Goldilocks" economic environment by raising the Federal Funds rate by 25 basis points to 5% and taking their foot off the brake with their "neutral bias" position on rates.
The economy should continue to coast with a modest growth bias (GDP +3%), moderate inflationary pressures (CPI 2 1/2 - 3%) and a buoyant profits outlook (+8%) for S&P operating earnings of $48.06. GDP for the second quarter is expected to be up 4%, productivity +3% and operating earnings +11%. The neutral interest rate bias has set the stage for a surge in new offerings of U.S. corporate debt. We believe, as others do, that the technology revolution, the development of e-commerce and the accompanying productivity benefits are the primary drivers of the extended, economic cycle with low inflation ("Goldilocks"). Such conditions should continue, producing an ideal environment for investing in financial assets (both stocks and bonds).

The Fed's announcement of a tightening bias in April, with the implied interest rate hike, produced significant volatility (no kidding!) during the second quarter with large cap growth stocks (consumer, pharmaceutical, technology) suffering significant contractions of valuations while cyclical stocks (ALCOA, INC., CATERPILLAR INC. & INTERNATIONAL PAPER COMPANY) moved sharply upwards.
The adjustment in the disparity in the valuation of the two groups (growth vs. value) occurred virtually instantly (in a short period of two weeks). It is now likely behind us. We expect our type of stocks: brand name, high-quality growth (both revenues and earnings) to outperform over long periods. We continue to own growth stocks in growth industries (technology, consumer, healthcare and select growth companies with high industrial exposure, e.g., AES, ALLIED SIGNAL, GENERAL ELECTIC, TYCO INTERNATIONAL and XEROX).

EUROPE & UK:

European markets continue to show lackluster performance in U.S. $ terms, mainly due to the continued weakness of the Euro (-4% vs. the US$ for the quarter) but we are witnessing a modest pick-up in the economies there. The Euroland countries have just one monetary policy, but they still have differences in cultural behavior and fiscal policies. GERMANY continued to dominate policy and announced new fiscal measures in June, which moves further towards fiscal harmonization. The interest rate differential with the U.S. has started to narrow with 10 year bond yields increasing from approximately 4% to roughly 4.5% by the end of the quarter. This narrowing is expected to rally support for the Euro versus the U.S. $. The rate structure in the UNITED KINGDOM (UK) continues to weaken as does the economy and should be below the U.S. rates soon. The strength in oil prices should benefit the UK and NORWAY. IRELAND, where we own ELAN and ALLIED IRISH BANK, is the country in the region with the lowest corporate and personal income tax rates and the strongest growth in GDP in 1998 (+9%) and 1999 (+5%).

The consolidation and restructuring in Europe is well underway if the level of M&A activity is an indication. Deals completed in the first six months total approximately $500 billion, which is roughly 50% of U.S. activity and 10x that in Asia. Most of the activity is currently within local borders for protective purposes (OLIVETTI/TELECOM ITALIA) and cross border activity is still on the horizon. The fruits (profits) of this activity are ahead - both for the companies and we, the investors. Only after Wall Street (international investment bankers) gets theirs - will we get ours!

Even though other international investors have reduced their huge exposure to European markets in order to put more money in the markets of Asia, we continue to maintain our positions in the large, liquid growth stocks in the region. Recent purchases have included REPSOL and STMICROELECTRONICS.

JAPAN:

The 1.9% increase in first quarter GDP (8% annualized) adds a spark of confidence for the investor and hype for the market (mostly from foreign investors taking money out of Europe). Most economists have taken a "wait and see" attitude for confirmation of a turn in the economy. The reduction in the unemployment rate in June may be a good omen, but increased public spending is needed; after all, a very stimulative monetary policy (JGB rates at 1.8%) has had little effect on consumption or investment spending. JAPAN seems mired in a liquidity trap reminiscent of the Great Depression, which took a decade to repair confidence and rekindle consumer and capital spending. JAPAN is operating at 67.2% of capacity and requires much restructuring and consolidation, yet certain companies (ours) are still projecting growth in revenue and earnings for the next several years. Even though JAPAN remains behind the curve in developing the new paradigm industries, a few companies are already showing the benefit of those prospects: NTT - cellular/restructuring, FUJITSU - computing/PCs/Internet, ITO YOKADO (NIFTY SERVE CORP.) - convenience stores (Seven-Eleven)/Internet and our most recent purchase, TREND MICRO - anti-virus/e-commerce.

EMERGING MARKETS:

BRAZIL, the dominant economy of LATIN AMERICA, has successfully deflated the economy and interest rates, which are down to 20% from 40%, and could approach single digits by next year. Other nations in the region, however, are still recovering from the devaluation of the Brazilian real, especially ARGENTINA, Brazil's largest trading partner, which is also incurring political instability and may seek a debt moratorium.

We have diversified our emerging markets exposure by selling TEL CHILE, reducing TELECOM ARGENTINA and adding TELEFONOS DE MEXICO in the region. We have added KOREA TELECOM in the PACIFIC and are increasing our EMERGING EUROPEAN exposure by adding to OTE HELLENIC TELECOM in GREECE while maintaining MATAV in HUNGARY.

SUMMARY:

The global recovery and the possible recovery in Japan bode well for investing in shares of foreign companies (we prefer ADRs for previously defined purposes) and U.S. multinationals. Yes, even though industrial cyclicals like ALCOA, INC., CATERPILLAR INC. and INTERNATIONAL PAPER COMPANY will benefit, we remain committed to our style - large cap growth - and refuse to be tempted by those top-down rotators, which are likely to be whipsawed. As previously stated, while being optimistic about returns in the U.S., we think the EAFE Index will outperform the S&P 500 over the next three to five year cycle.

Thank you for your confidence.

/s/ Robert A. Simms        /s/ Thomas L. Melly         /s/ Jennifer D. Miller

Robert A. Simms         Thomas L. Melly               Jennifer D. Miller
President & CEO         Principal,                    Principal,
                        Portfolio Manager             Portfolio Manager


THE SIMMS FUNDS
U.S. EQUITY FUND
----------------

   SIMMS U.S. EQUITY FUND -- CLASS A VS. S&P 500 INDEX GROWTH OF HYPOTHETICAL
                               $10,000 INVESTMENT

                            Cumulative Total Return
                       For the period ended June 30, 1999
                                                    Since
                                                    Inception
Simms U.S. Equity Fund - Class A No Load (1)<F1>      2.46%
Simms U.S. Equity Fund - Class A (1)<F1>            (1.67)%
S&P 500 Index                                         1.44%

(1)<F1>April 26, 1999 inception.


date      Simms U.S. Equity        Simms U.S. Equity        S&P 500 Index
          Class A No Load          Class A
4/99      10,000                   9,600                    10,000
6/99      10,246                   9,836                    10,144


   SIMMS U.S. EQUITY FUND -- CLASS Y VS. S&P 500 INDEX GROWTH OF HYPOTHETICAL
                               $10,000 INVESTMENT

                            Cumulative Total Return
                       For the period ended June 30, 1999
                                                  Since
                                                  Inception
Simms U.S. Equity Fund - Class Y (1)<F2>          25.10%
S&P 500 Index                                     18.66%

(1)<F2>December 11, 1998 inception.

date                Simms U.S. Equity -- Class Y       S&P 500 Index
12/98               10,000                             10,000
3/99                11,990                             11,085
6/99                12,510                             11,866


THE SIMMS FUNDS
INTERNATIONAL EQUITY FUND
-------------------------

     SIMMS INTERNATIONAL EQUITY FUND -- CLASS A VS. MORGAN STANLEY CAPITAL
       INTERNATIONAL EAFE INDEX GROWTH OF HYPOTHETICAL $10,000 INVESTMENT

                            Cumulative Total Return
                       For the period ended June 30, 1999
                                                                 Since
                                                                 Inception
Simms International Equity Fund - Class A No Load (1)<F3>        3.23%
Simms International Equity Fund - Class A (1)<F3>              (0.93)%
Morgan Stanley Capital International EAFE Index                  7.20%

(1)<F3>February 1, 1999 inception.

date      Simms International      Simms International Morgan Stanley
          Equity - Class A         Equity - Class A    Capital International
          No Load                                      EAFE Index
2/99      10,000                   9,600               10,000
3/99       9,867                   9,472               10,258
6/99      10,323                   9,910               10,720

     SIMMS INTERNATIONAL EQUITY FUND -- CLASS Y VS. MORGAN STANLEY CAPITAL
       INTERNATIONAL EAFE INDEX GROWTH OF HYPOTHETICAL $10,000 INVESTMENT

                            Cumulative Total Return
                       For the period ended June 30, 1999
                                                                 Since
                                                                 Inception
Simms International  Equity Fund - Class Y (1)<F4>                9.10%
Morgan Stanley Capital International EAFE Index                  10.05%

(1)<F4>December 11, 1998 inception.

date           Simms International Equity --      Morgan Stanley Capital
               Class Y                            International EAFE Index
12/98          10,000                             10,000
3/99           10,410                             10,531
6/99           10,910                             11,005


THE SIMMS FUNDS
GLOBAL EQUITY FUND
------------------

   SIMMS GLOBAL EQUITY FUND -- CLASS A VS. MORGAN STANLEY CAPITAL WORLD INDEX
                   GROWTH OF HYPOTHETICAL $10,000 INVESTMENT

                            Cumulative Total Return
                       For the period ended June 30, 1999
                                                       Since
                                                       Inception
Simms Global Equity Fund - Class A No Load (1)<F5>      7.78%
Simms Global Equity Fund - Class A (1)<F5>              3.44%
Morgan Stanley Capital World Index                     10.72%

(1)<F5>February 19, 1999 inception.

date      Simms Global Equity   Simms Global Equity    Morgan Stanley
          Class A No Load          Class A             Capital World Index
2/99      10,000                    9,600              10,000
3/99      10,394                    9,978              10,494
6/99      10,779                   10,347              11,072

   SIMMS GLOBAL EQUITY FUND -- CLASS Y VS. MORGAN STANLEY CAPITAL WORLD INDEX
                   GROWTH OF HYPOTHETICAL $10,000 INVESTMENT

                            Cumulative Total Return
                       For the period ended June 30, 1999
                                                       Since
                                                       Inception
Simms Global Equity Fund - Class Y (1)<F6>                 12.70%
Morgan Stanley Capital World Index                     13.81%

(1)<F6>December 18, 1998 inception.

date                Simms Global Equity      Morgan Stanley Capital
                    Class Y                  World Index
12/98               10,000                   10,000
3/99                10,830                   10,786
6/99                11,270                   11,381


THE SIMMS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1999
------------------------------------

                                                   U.S.            INTERNATIONAL            GLOBAL
                                               EQUITY FUND          EQUITY FUND          EQUITY FUND
                                               -----------         -------------         -----------
ASSETS
Investments in securities at market value
  (identified cost $4,117,907, $5,001,044
  and $848,593, respectively) (Note 2)          $5,203,882         $5,528,797            $925,253
Dividends and interest receivable                    3,863              9,476               1,354
Receivable for fund shares sold                         --             24,602                  --
Receivable from Adviser                             27,963             33,024              23,740
Other assets                                        18,661             20,414              14,202
                                                ----------         ----------            --------
  Total assets                                   5,254,369          5,616,313             964,549
                                                ----------         ----------            --------

LIABILITIES
Payable for investment purchased                       --              55,878                  --
Accrued expenses and other liabilities             39,557              46,155              43,710
                                               ----------          ----------            --------
  Total Liabilities                                39,557             102,033              43,710
                                               ----------          ----------            --------
NET ASSETS                                     $5,214,812          $5,514,280            $920,839
                                               ----------          ----------            --------
                                               ----------          ----------            --------

NET ASSETS CONSIST OF:
Shares of beneficial interest                  $3,778,038          $4,775,975            $860,083
Accumulated undistributed                              --              12,584                 903
net investment income
Accumulated net realized gain                     350,799             197,968             (16,807)
(loss) on investments
Net unrealized appreciation on investments      1,085,975             527,753              76,660
                                               ----------          ----------            --------

  Net assets                                   $5,214,812          $5,514,280            $920,839
                                               ----------          ----------            --------
                                               ----------          ----------            --------

CLASS A
Net assets                                           $983            $160,421            $143,194
Shares of beneficial interest outstanding
  (unlimited shares, no par value)                     79              14,751              12,764
Net asset value and redemption price per share     $12.50              $10.88              $11.22
                                               ----------          ----------            --------
                                               ----------          ----------            --------
Maximum offering price per share                   $13.02              $11.33              $11.69
                                               ----------          ----------            --------
                                               ----------          ----------            --------

CLASS Y
Net assets                                     $5,213,829          $5,353,859            $777,645
Shares of beneficial interest outstanding
  (unlimited shares, no par value)                416,669             490,571              68,975
Net asset value, offering and
redemption price per share                         $12.51              $10.91              $11.27
                                               ----------          ----------            --------
                                               ----------          ----------            --------


                       See notes to financial statements


THE SIMMS FUNDS
STATEMENTS OF OPERATIONS
For the Period December 11, 1998(1)<F7> to June 30, 1999 (U.S. Equity Fund and International Equity Fund) and
For the Period December 18, 1998(1)<F7> to June 30, 1999 (Global Equity Fund)
------------------------------------------------------------------------------

                                                   U.S.            INTERNATIONAL            GLOBAL
                                               EQUITY FUND          EQUITY FUND          EQUITY FUND
                                               -----------         -------------         -----------
INVESTMENT INCOME:
  Dividends (net of foreign taxes
    withheld of $0, $12,008,
    and $642, respectively)                     $   15,015            $   55,702           $   3,819
  Interest                                           7,600                 6,546               1,826
                                                ----------            ----------           ---------
     Total investment income                        22,615                62,248               5,645
                                                ----------            ----------           ---------

EXPENSES:
  Investment advisory fees                          18,985                30,313               3,040
  Shareholder servicing and accounting              40,543                51,361              37,873
  Professional fees                                 21,292                22,092               9,270
  Trustees' fees and expenses                        1,810                 1,860               1,875
  Administration fees                               25,637                26,205              25,870
  Reports to shareholders                           14,463                15,363              14,558
  Federal and state registration fees               13,852                15,252              13,720
  Custody fees                                       2,644                 2,444               4,890
  Other                                              2,222                 2,522               1,145
  Distribution fees - Class A                            1                   190                 162
  Shareholder servicing fees - Class A                   1                    95                  81
                                                ----------            ----------           ---------
     Total expenses before reimbursements          141,450               167,697             112,484
  Less:  Reimbursements from Adviser              (108,288)             (118,001)           (107,742)
                                                ----------            ----------           ---------

  Net expenses                                      33,162                49,696               4,742
                                                ----------            ----------           ---------

NET INVESTMENT INCOME (LOSS)                       (10,547)               12,552                 903
                                                ----------            ----------           ---------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) on investments                2,080              (129,222)            (16,807)
  Change in unrealized
    appreciation on investments                  1,085,975               527,753              76,660
                                                ----------            ----------           ---------
    gain on investments                          1,088,055               398,531              59,853
                                                ----------            ----------           ---------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                   $1,077,508             $ 411,083           $  60,756
                                                ----------            ----------           ---------
                                                ----------            ----------           ---------

(1)<F7>Commencement of operations<F1>

                       See notes to financial statements


THE SIMMS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                   U.S.            INTERNATIONAL            GLOBAL
                                               EQUITY FUND          EQUITY FUND          EQUITY FUND
                                               -----------         -------------         -----------
                                              FOR THE PERIOD      FOR THE PERIOD       FOR THE PERIOD
                                             DECEMBER 11,1998    DECEMBER 11,1998     DECEMBER 18, 1998
                                             (1)<F8>             (1)<F8>              (1)<F8>
                                                    TO                  TO                    TO
                                              JUNE 30, 1999        JUNE 30, 1999         JUNE 30, 1999
                                             ----------------    ----------------     -----------------
OPERATIONS:
  Net investment income (loss)                  $  (10,547)         $   12,552           $     903
  Net realized gain (loss)                           2,080            (129,222)            (16,807)
  Change in unrealized
    appreciation on investments                  1,085,975             527,753              76,660
                                                ----------          ----------           ---------
     Net increase in net assets
       resulting from operations                 1,077,508             411,083              60,756
                                                ----------          ----------           ---------

CAPITAL SHARE TRANSACTIONS: (NOTE 4)
  Net increase in net assets
    resulting from capital
    share transactions                           4,087,304           5,053,197             860,073
                                                ----------          ----------           ---------
     Total increase in net assets                5,164,812           5,464,280             920,829

NET ASSETS:
  Beginning of period                               50,000              50,000                  10
                                                ----------          ----------           ---------
  End of period (including
    undistributed net investment
    income of $0, $12,584 and
    $903, respectively)                         $5,214,812          $5,514,280            $920,839
                                                ----------          ----------           ---------
                                                ----------          ----------           ---------

(1)<F8>Commencement of operations.

                       See notes to financial statements


THE SIMMS FUNDS
FINANCIAL HIGHLIGHTS

                                                        U.S. EQUITY FUND
                                              ----------------------------------
                                              APRIL 26, 1999   DECEMBER 11, 1998
                                              (1)<F9>          (1)<F9>
                                                  THROUGH           THROUGH
                                               JUNE 30, 1999      JUNE 30, 1999
                                              --------------   -----------------
                                                 CLASS A            CLASS Y
                                                 -------            -------
PER SHARE DATA:
Net asset value, beginning of period              $12.20             $10.00
                                                  ------             ------
Income from investment operations:
  Net investment loss                              (0.02)(2)          (0.03)(2)
                                                        <F10>              <F10>
  Net realized and unrealized
    gains on investments                            0.32               2.54
                                                  ------             ------
  Total from investment operations                  0.30               2.51
                                                  ------             ------
Net asset value, end of period                    $12.50             $12.51
                                                  ------             ------
                                                  ------             ------
Total return (3)<F11> (4)<F12>                     2.46%             25.10%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period                         $983         $5,213,829
  Ratio of expenses to average net assets
    before reimbursement by Adviser (5)<F13>       8.39%              5.59%
  Ratio of expenses to average net assets
    after reimbursement by Adviser (5)<F13>        2.06%              1.31%
  Ratio of net investment loss to average
    net assets before reimbursement
    by Adviser (5)<F13>                           (7.38%)            (4.70%)
  Ratio of net investment loss to average
    net assets after reimbursement by
    Adviser (5)<F13>                              (1.06%)            (0.42%)
  Portfolio turnover rate (6)<F14>                50.40%             50.40%

(1)<F9> Commencement of operations for Class Y shares occurred on December 11, 1998 for the U.S. Equity Fund. Commencement of sale of Class A shares occurred on April 26, 1999 for the U.S. Equity Fund.

(2)<F10> Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

(3)<F11> The total return does not reflect the 4.00% maximum sales charge for Class A shares.

(4)<F12>   Not annualized.

(5)<F13>   Annualized.

(6)<F14> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements


THE SIMMS FUNDS
FINANCIAL HIGHLIGHTS
--------------------

                                                   INTERNATIONAL EQUITY FUND
                                           -------------------------------------
                                           FEBRUARY 1, 1999    DECEMBER 11, 1998
                                               (1)<F15>            (1)<F15>
                                                THROUGH             THROUGH
                                             JUNE 30, 1999       JUNE 30, 1999
                                           ----------------    ----------------
                                               CLASS A             CLASS Y
                                           ----------------    ----------------
PER SHARE DATA:
Net asset value, beginning of period            $10.54              $10.00
                                                ------              ------
Income from investment operations:
  Net investment income                           0.00                0.03
  Net realized and unrealized
    gains on investments                          0.34                0.88
                                                ------              ------
  Total from investment operations                0.34                0.91
                                                ------              ------
Net asset value, end of period                  $10.88              $10.91
                                                ------              ------
                                                ------              ------
Total return (2)<F16> (3)<F17>                   3.23%               9.10%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period                   $160,421          $5,353,859
  Ratio of expenses to average net assets
    before reimbursement by Adviser (4)<F18>     6.54%               5.52%
  Ratio of expenses to average net assets
    after reimbursement by Adviser (4)<F18>      2.38%               1.63%
  Ratio of net investment loss
    to average net assets before
    reimbursement by Adviser (4)<F18>           (4.14%)             (3.48%)
  Ratio of net investment income to
    average net assets after
    reimbursement by Adviser (4)<F18>             0.02%              0.42%
  Portfolio turnover rate (5)<F19>               49.48%             49.48%

(1)<F15> Commencement of operations for Class Y shares occurred on December 11, 1998 for the International Equity Fund. Commencement of sale of Class A shares occurred on February 1, 1999 for the International Equity Fund.

(2)<F16> The total return does not reflect the 4.00% maximum sales charge for Class A shares.

(3)<F17>  Not annualized.

(4)<F18>  Annualized.

(5)<F19> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements


THE SIMMS FUNDS
FINANCIAL HIGHLIGHTS
--------------------

                                                      GLOBAL EQUITY FUND
                                           -------------------------------------
                                           FEBRUARY 19, 1999   DECEMBER 18, 1998
                                           (1)<F20>            (1)<F20>
                                               THROUGH             THROUGH
                                             JUNE 30, 1999       JUNE 30, 1999
                                           ----------------    ----------------
                                                CLASS A            CLASS Y
                                                -------            -------
PER SHARE DATA:
Net asset value, beginning of period             $10.41             $10.00
                                                 ------             ------
Income from investment operations:
  Net investment income (loss)                    (0.00)              0.01
  Net realized and unrealized
    gains on investments                           0.81               1.26
                                                 ------             ------
  Total from investment operations                 0.81               1.27
                                                 ------             ------
Net asset value, end of period                   $11.22             $11.27
                                                 ------             ------
                                                 ------             ------
Total return (2)<F21> (3)<F22>                    7.78%             12.70%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period                    $143,194           $777,645
  Ratio of expenses to average
    net assets before reimbursement
    by Adviser (4)<F23>                          32.84%             37.44%
  Ratio of expenses to average
    net assets after reimbursement
    by Adviser (4)<F23>                           2.23%              1.48%
  Ratio of net investment loss
    to average net assets before
    reimbursement by Adviser (4)<F23>           (30.77%)           (35.61%)
  Ratio of net investment income (loss)
    to average net assets after
    reimbursement by Adviser (4)<F23>            (0.15%)             0.35%
  Portfolio turnover rate (5)<F24>               28.70%             28.70%

(1)<F20> Commencement of operations for Class Y shares occurred on December 18, 1998 for the Global Equity Fund. Commencement of sale of Class A shares occurred on February 19, 1999 for the Global Equity Fund.

(2)<F21> The total return does not reflect the 4.00% maximum sales charge for Class A shares.

(3)<F22>  Not annualized.

(4)<F23>  Annualized.

(5)<F24> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements


THE SIMMS FUNDS
U.S. EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 1999
-----------------------

Shares                                  Value
-----                                   -----
        COMMON STOCKS -- 94.5%
        AEROSPACE -- 4.3%
 3,600  AlliedSignal Inc.              $226,800
                                       --------

        BUSINESS SERVICES -- 8.7%
 3,260  Cisco Systems, Inc.*<F25>       210,066
 3,040  Omnicom Group Inc.              243,200
                                       --------
                                        453,266
                                       --------

        BUSINESS MACHINES -- 3.7%
 3,250  Xerox Corporation               191,953
                                       --------

        COMPUTERS -- 13.5%
 2,360  Dell Computer
          Corporation *<F25>             87,320
 3,280  EMC Corporation *<F25>          180,400
 1,610  International Business
          Machines Corporation          208,093
 3,280  Sun Microsystems, Inc.*<F25>    225,910
                                       --------
                                        701,723
                                       --------

        DRUGS -- 7.0%
 1,500  Pfizer Inc.                     164,625
 3,820  Schering-Plough Corporation     202,460
                                       --------
                                        367,085
                                       --------

        ELECTRONICS -- 1.8%
 1,600  Intel Corporation                95,200
                                       --------

        ELECTRICAL EQUIPMENT -- 3.0%
 1,370  General Electric Company        154,810
                                       --------

        FINANCIAL SERVICES -- 9.5%
 2,800  Concord EFS, Inc.*<F25>         118,475
 2,680  Fannie Mae                      183,245
 6,367  MBNA Corporation                194,989
                                       --------
                                        496,709
                                       --------
        INSURANCE -- 3.7%
 4,080  AFLAC Incorporated              195,330
                                       --------

        INTERNET SERVICES -- 3.8%
 1,800  America Online, Inc.            198,900
                                       --------

        MEDICAL INSTRUMENTS -- 3.1%
 3,120  Guidant Corporation *<F25>      160,485
                                       --------
        MULTI-INDUSTRY -- 4.1%
 2,250  Tyco International Ltd.         213,188
                                       --------

        RETAIL -- 11.9%
 3,160  Bed Bath & Beyond Inc. *<F25>   121,660
 6,000  Tandy Corporation               293,250
 4,220  Wal-Mart Stores, Inc.           203,615
                                       --------
                                        618,525
                                       --------

        SOFTWARE -- 7.3%
 1,965  Computer Associates
          International, Inc.           108,075
 3,000  Microsoft Corporation *<F25>    270,562
                                       --------
                                        378,637
                                       --------

        TELECOMMUNICATIONS -- 6.5%
 3,675  AT&T Corp.                      205,111
 1,980  Lucent Technologies Inc.        133,526
                                       --------
                                        338,637
                                       --------

        UTILITIES - ELECTRIC -- 2.6%
 2,380  AES Corporation *<F25>          138,338
                                       --------

          TOTAL COMMON STOCKS
            (Cost $3,843,611)         4,929,586
                                      ---------


        SHORT-TERM INVESTMENTS -- 5.3%
        VARIABLE RATE DEMAND NOTES #<F26> -- 5.3%
$153,544 Firstar Bank, 4.970%        $  153,544
  65,335 General Mills, Inc., 4.825%     65,335
  55,417 Pitney Bowes, Inc., 4.825%      55,417
                                     ----------

        TOTAL SHORT-TERM INVESTMENTS
          (Cost $274,296)               274,296
                                     ----------

        TOTAL INVESTMENTS
          (COST $4,117,907) -- 99.8%  5,203,882
                                     ----------

        OTHER ASSETS,
          LESS LIABILITIES -- 0.2%       10,930
                                     ----------

        TOTAL NET ASSETS -- 100.0%   $5,214,812
                                     ----------
                                     ----------

  *<F25>  Non-income producing security.

  #<F26> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of June 30, 1999.

                       See notes to financial statements


THE SIMMS FUNDS
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 1999
-------------------------

Shares                                          Value
-----                                           -----

        COMMON STOCKS -- 98.3%

        ARGENTINA -- 1.0%
        TELECOMMUNICATIONS -- 1.0%
 1,780  Telefonica de Argentina
          S.A. - ADR                        $  55,848
                                            ---------
          Total Argentina                      55,848
                                            ---------

        DENMARK -- 2.0%
        TELECOMMUNICATIONS -- 2.0%
 4,300  Tele Danmark A/S - ADR                110,725
                                            ---------
          Total Denmark                       110,725
                                            ---------

        FINLAND -- 6.6%
        TELECOMMUNICATIONS -- 6.6%
 3,940  Nokia Oyj - ADR, Class A              360,756
                                            ---------
          Total Finland                       360,756
                                            ---------
        FRANCE -- 4.0%
        INSURANCE -- 2.5%
 2,240  Axa - ADR                             139,580
        SOFTWARE -- 1.5%
 2,490  Dassault Systemes S.A. - ADR           82,637
                                            ---------
          Total France                        222,217
                                            ---------

        GREECE -- 1.5%
        TELECOMMUNICATIONS -- 1.5%
 7,680  Hellenic Telecommunications
          Organization SA (OTE) - ADR          84,960
                                            ---------
          Total Greece                         84,960
                                            ---------

        HUNGARY -- 1.9%
        TELECOMMUNICATIONS -- 1.9%
 3,780  Magyar Tavkozlesi Rt. - ADR           103,950
                                            ---------
          Total Hungary                       103,950
                                            ---------

        IRELAND -- 4.7%
        DRUGS -- 3.1%
 6,200  Elan Corporation PLC
            ADR *<F27>                        172,050
        FINANCIAL SERVICES -- 1.6%
 3,120  Allied Irish Banks PLC - ADR           85,020
                                            ---------
          Total Ireland                       257,070
                                            ---------

        ITALY -- 8.2%
        OPTICAL SUPPLIES -- 2.6%
 9,240  Luxottica Group SPA - ADR             143,798
        TELECOMMUNICATIONS -- 5.6%
 2,930  Telecom Italia SPA - ADR              308,199
                                            ---------
          Total Italy                         451,997
                                            ---------

        JAPAN -- 18.9%
        COMPUTERS -- 5.3%
 2,900  Fujitsu Limited - ADR                 291,710
        ELECTRONICS -- 4.5%
 8,470  Canon, Inc. - ADR                     246,689
        RETAIL -- 2.2%
 1,800  Ito-Yokado Co., Ltd. - ADR            122,175
        TELECOMMUNICATIONS -- 6.9%
 6,120  Nippon Telegraph & Telephone
          Corporation - ADR                   383,265
                                            ---------
          Total Japan                       1,043,839
                                            ---------

        MEXICO -- 2.1%
        TELECOMMUNICATIONS -- 2.1%
 1,420  Telefonos de Mexico
          S.A. - ADR                          114,754
                                            ---------
          Total Mexico                        114,754
                                            ---------
        NETHERLANDS -- 14.9%
        ELECTRONICS -- 9.8%
 2,723  Philips Electronics N.V.              274,703
 3,800  STMicroelectronics
          N.V. - NYS                          263,625
                                            ---------
                                              538,328
                                            ---------

        HOUSEHOLD PRODUCTS -- 3.1%
 2,464  Unilever N.V.                         171,884
        PRINTING & PUBLISHING -- 2.0%
 2,760  Wolters Kluwer N.V. - ADR             109,867
                                            ---------
          Total Netherlands                   820,079
                                            ---------

        PORTUGAL -- 3.0%
        TELECOMMUNICATIONS -- 3.0%
 4,070  Portugal Telecom S.A. - ADR           167,633
                                            ---------
          Total Portugal                      167,633
                                            ---------

        SOUTH KOREA -- 1.5%
        TELECOMMUNICATIONS -- 1.5%
 2,000  Korea Telecom
          Corporation - ADR*<F27>              80,000
                                            ---------
          Total South Korea                    80,000
                                            ---------

        SPAIN -- 7.1%
        OIL & GAS SERVICES -- 3.9%
10,500  Repsol S.A. - ADR                     213,281
        TELECOMMUNICATIONS -- 3.2%
 1,225  Telefonica S.A. - ADR                 180,190
                                            ---------
          Total Spain                         393,471
                                            ---------

        SWITZERLAND -- 2.4%
        DRUGS -- 2.4%
 1,290  Roche Holding AG - ADR                132,602
                                            ---------
          Total Switzerland                   132,602
                                            ---------

        UNITED KINGDOM -- 18.5%
        BUSINESS SERVICES -- 3.3%
 2,120  WPP Group PLC - ADR                   181,790
        DRUGS -- 3.6%
 5,020  AstraZeneca Group PLC - ADR           196,721
        FINANCIAL SERVICES -- 4.1%
 1,870  Barclays PLC - ADR                    223,465
        FOOD, BEVERAGES & TOBACCO -- 3.3%
 6,920  Cadbury Schweppes
          PLC - ADR                           184,245
        TELECOMMUNICATIONS -- 4.2%
 1,180  Vodafone AirTouch PLC - ADR           232,460
                                            ---------
          Total United Kingdom              1,018,681
                                            ---------
          TOTAL COMMON STOCKS
            (Cost $4,890,829)               5,418,582
                                            ---------
PRINCIPAL
AMOUNT
---------
        SHORT-TERM INVESTMENT -- 2.0%
        VARIABLE RATE DEMAND NOTE #<F28> -- 2.0%
$110,215  Firstar Bank, 4.970%                110,215
                                            ---------
          TOTAL SHORT-TERM
            INVESTMENT
            (Cost $110,215)                   110,215
                                            ---------
        TOTAL INVESTMENTS
          (Cost $5,001,044) -- 100.3%       5,528,797
                                            ---------
        LIABILITIES, LESS OTHER
          ASSETS -- (0.3%)                    (14,517)
                                            ---------
        TOTAL NET ASSETS -- 100.0%         $5,514,280
                                           ----------
                                           ----------

*<F27>    Non-income producing security.

#<F28>    Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of June 30, 1999.

ADR - American Depository Receipts

NYS - New York Shares

                       See notes to financial statements

THE SIMMS FUNDS
GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 1999
-----------------------

Shares                                        Value
------                                        -----

        COMMON STOCKS -- 82.4%
        ARGENTINA -- 0.5%
        TELECOMMUNICATIONS -- 0.5%
   130  Telefonica de Argentina
          S.A. - ADR                          4,079
                                          ---------
          Total Argentina                     4,079
                                          ---------

        DENMARK -- 0.8%
        TELECOMMUNICATIONS -- 0.8%
   300  Tele Danmark A/S - ADR                7,725
                                          ---------
          Total Denmark                       7,725
                                          ---------

        FINLAND -- 2.6%
        TELECOMMUNICATIONS -- 2.6%
   260  Nokia Oyj - ADR, Class A             23,806
                                          ---------
          Total Finland                      23,806
                                          ---------

        FRANCE -- 1.6%
        INSURANCE -- 0.9%
   130  Axa - ADR                             8,101
        SOFTWARE -- 0.7%
   200  Dassault Systemes
          S.A. - ADR                          6,637
                                          ---------
          Total France                       14,738
                                          ---------

        GREECE -- 0.8%
        TELECOMMUNICATIONS -- 0.8%
   620  Hellenic Telecommunications
          Organization SA (OTE) - ADR         6,859
                                          ---------
          Total Greece                        6,859
                                          ---------

        HUNGARY -- 0.8%
        TELECOMMUNICATIONS -- 0.8%
   260  Magyar Tavkozlesi Rt. - ADR           7,150
                                          ---------
          Total Hungary                       7,150
                                          ---------

        IRELAND -- 1.7%
        DRUGS -- 1.0%
   340  Elan Corporation PLC - ADR*<F29>      9,435
        FINANCIAL SERVICES -- 0.7%
   240  Allied Irish Banks
        PLC - ADR                             6,540
                                          ---------
          Total Ireland                      15,975
                                          ---------

        ITALY -- 3.0%
        OPTICAL SUPPLIES -- 1.0%
   570  Luxottica Group SPA - ADR             8,871
        TELECOMMUNICATIONS -- 2.0%
   180  Telecom Italia SPA - ADR             18,934
                                          ---------
          Total Italy                        27,805
                                          ---------

        JAPAN -- 7.1%
        COMPUTERS -- 2.2%
   200  Fujitsu Limited - ADR                20,118
        ELECTRONICS -- 1.6%
   510  Canon, Inc. - ADR                    14,854
        RETAIL -- 0.9%
   120  Ito-Yokado Co., Ltd. - ADR            8,145
        TELECOMMUNICATIONS -- 2.4%
   360  Nippon Telegraph & Telephone
          Corporation - ADR                  22,545
                                          ---------
          Total Japan                        65,662
                                          ---------

        MEXICO -- 0.4%
        TELECOMMUNICATIONS -- 0.4%
    50  Telefonos de Mexico S.A. - ADR        4,041
                                          ---------
          Total Mexico                        4,041
                                          ---------

        NETHERLANDS -- 5.7%
        ELECTRONICS -- 3.5%
   138  Philips Electronics N.V.             13,921
   260  STMicroelectronics
          N.V. - NYS                         18,038
                                          ---------
                                             31,959
                                          ---------
        HOUSEHOLD PRODUCTS -- 1.3%
   170  Unilever N.V.                        11,833
        PRINTING & PUBLISHING -- 0.9%
   220  Wolters Kluwer N.V. - ADR             8,758
                                          ---------
          Total Netherlands                  52,550
                                          ---------

        PORTUGAL -- 1.0%
        TELECOMMUNICATIONS -- 1.0%
   220  Portugal Telecom S.A. - ADR           9,061
                                          ---------
          Total Portugal                      9,061
                                          ---------

        SOUTH KOREA -- 0.6%
        TELECOMMUNICATIONS -- 0.6%
   130  Korea Telecom Corporation -
        ADR*<F29>                             5,200
                                          ---------
          Total South Korea                   5,200
                                          ---------

        SPAIN -- 3.2%
        OIL & GAS SERVICES -- 1.6%
   720  Repsol S.A. - ADR                    14,625
        TELECOMMUNICATIONS -- 1.6%
   101  Telefonica S.A. - ADR                14,918
                                          ---------
          Total Spain                        29,543
                                          ---------

        SWITZERLAND -- 1.0%
        DRUGS -- 1.0%
    90  Roche Holding AG - ADR                9,251
                                          ---------
          Total Switzerland                   9,251
                                          ---------

        UNITED KINGDOM -- 7.1%
        BUSINESS SERVICES -- 1.5%
   160  WPP Group PLC - ADR                  13,720
        DRUGS -- 1.2%
   290  AstraZeneca Group PLC - ADR          11,364
        FINANCIAL SERVICES -- 1.4%
   110  Barclays PLC - ADR                   13,145
        FOOD, BEVERAGES & TOBACCO -- 1.3%
   440  Cadbury Schweppes PLC - ADR          11,715
        TELECOMMUNICATIONS -- 1.7%
    80  Vodafone AirTouch PLC - ADR          15,760
                                          ---------
          Total United Kingdom               65,704
                                          ---------

        UNITED STATES -- 44.5%
        AEROSPACE -- 1.9%
   280  AlliedSignal Inc.                    17,640
        BUSINESS SERVICES -- 4.5%
   380  Cisco Systems, Inc. *<F29>           24,486
   210  Omnicom Group Inc.                   16,800
                                          ---------
                                             41,286
                                          ---------
        BUSINESS MACHINES -- 1.7%
   270  Xerox Corporation                    15,947
        COMPUTERS -- 6.9%
   210  Dell Computer Corporation *<F29>      7,770
   280  EMC Corporation *<F29>               15,400
   160  International Business Machines
          Corporation                        20,680
   290  Sun Microsystems, Inc. *<F29>        19,974
                                          ---------
                                             63,824
                                          ---------
        DRUGS -- 2.9%
   110  Pfizer Inc.                          12,073
   280  Schering-Plough Corporation          14,840
                                          ---------
                                             26,913
                                          ---------
        ELECTRONICS -- 1.0%
   150  Intel Corporation                     8,925
        ELECTRICAL EQUIPMENT -- 1.2%
   100  General Electric Company             11,300
        FINANCIAL SERVICES -- 5.0%
   240  Concord EFS, Inc.*<F29>              10,155
   220  Fannie Mae                           15,042
   690  MBNA Corporation                     21,131
                                          ---------
                                             46,328
                                          ---------
        INSURANCE -- 1.7%
   320  AFLAC Incorporated                   15,320
        INTERNET SERVICES -- 1.7%
   140  America Online, Inc.                 15,470
        MEDICAL INSTRUMENTS -- 1.6%
   290  Guidant Corporation *<F29>           14,917
        MULTI-INDUSTRY -- 1.9%
   180  Tyco International Ltd.              17,055
        RETAIL -- 5.1%
   200  Bed Bath & Beyond Inc. *<F29>         7,700
   500  Tandy Corporation                    24,437
   310  Wal-Mart Stores, Inc.                14,957
                                          ---------
                                             47,094
                                          ---------
        SOFTWARE -- 3.1%
   170  Computer Associates
          International, Inc.                 9,350
   210  Microsoft Corporation *<F29>         18,939
                                          ---------
                                             28,289
                                          ---------
        TELECOMMUNICATIONS -- 3.3%
   320  AT&T Corp.                           17,860
   190  Lucent Technologies Inc.             12,813
                                          ---------
                                             30,673
                                          ---------
        UTILITIES - ELECTRIC -- 1.0%
   150  AES Corporation *<F29>                8,719
                                          ---------
          Total United States               409,700
                                          ---------
        TOTAL COMMON STOCKS
          (Cost $682,189)                   758,849
                                          ---------

        SHORT-TERM INVESTMENTS -- 18.1%
        VARIABLE RATE DEMAND NOTES #<F30> -- 18.1%
$30,500 Firstar Bank, 4.9700%                30,500
 30,293 General Mills, Inc., 4.8250%         30,293
 30,000 Pitney Bowes, Inc., 4.8250%          30,000
 30,294 Sara Lee Corporation,
          4.8200%                            30,294
 30,000 Warner-Lambert Company,
          4.7010%                            30,000
 15,317 Wisconsin Electric Power
          Company, 4.7006%                   15,317
                                          ---------
        TOTAL SHORT- TERM
          INVESTMENTS
          (Cost $166,404)                   166,404
                                          ---------
        TOTAL INVESTMENTS
          (Cost $848,593) -- 100.5%          925,253
                                          ----------
        LIABILITIES, LESS OTHER
          ASSETS -- (0.5%)                    (4,414)
                                          ----------
        TOTAL NET ASSETS -- 100.0%          $920,839
                                          ----------
                                          ----------

*<F29>    Non-income producing security.
#<F30>    Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of June 30, 1999.

ADR - American Depository Receipts

NYS - New York Shares

                       See notes to financial statements


THE SIMMS FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 1999
---------------------------------

NOTE 1 -- DESCRIPTION OF FUNDS

The Simms Funds (the "Trust") was organized as a Delaware business trust on July 1, 1998 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The series presently authorized are the U.S. Equity Fund, the International Equity Fund and the Global Equity Fund (collectively referred to as the "Funds"). Pursuant to the 1940 Act, the Funds are a "diversified" series of the Trust.

The U.S. Equity Fund commenced operations with the sale of Class Y shares on December 11, 1998. The investment objective of the Fund is capital appreciation through investments in the common stock of U.S. companies with large market capitalizations, including multinational companies. The Fund may also invest in convertible securities and preferred stock of U.S. companies.

The International Equity Fund commenced operations with the sale of Class Y shares on December 11, 1998. The investment objective of the Fund is capital appreciation through investments in the securities of foreign companies with large market capitalizations, including multinational companies. The Fund invests primarily in ADRs and may also invest directly in non-U.S. dollar-denominated equity securities of foreign companies.

The Global Equity Fund commenced operations with the sale of Class Y shares on December 18, 1998. The investment objective of the Fund is capital appreciation through investments in the securities of U.S. and foreign companies with large market capitalizations, including multinational companies. The Fund's foreign equity investments primarily consist of ADRs. The Fund may also invest directly in non-U.S. dollar-denominated equity securities of foreign companies.

Each Fund has issued two classes of shares: Class A and Class Y. Class A shares were initially sold on April 26, 1999, February 1, 1999 and February 19, 1999 for the U.S. Equity Fund, International Equity Fund and Global Equity Fund, respectively. The Class A shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund's prospectus, and expenses pursuant to the distribution and shareholder servicing plans described in Notes 7 and 8. The maximum sales charge is 4% of the offering price.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.

   a) Investment Valuation -- Investment securities traded on a national securities exchange are valued at the last reported sales price at 4:00 p.m. Eastern time, unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing asked and bid prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing asked and bid prices is used. Debt securities with maturities of sixty days or less are valued at amortized cost, which approximates market value. Where market quotations are not readily available, securities are valued using methods which the Board of Trustees believe in good faith accurately reflects their fair value.

   b) Income Recognition -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

   c) Securities Transactions -- Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined using the high cost method.

   d) Distributions to Shareholders -- The Funds record distributions to shareholders on the ex-dividend date. Dividends from net investment income are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and distributed at least annually. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the difference arises. Accordingly, at June 30, 1999, reclassifications were recorded to increase accumulated undistributed net investment income by $10,547 and $32, increase accumulated net realized gain on investments by $348,719 and $327,190, and decrease paid in capital for shares of beneficial interest by $359,266 and $327,222 for the U.S. Equity Fund and International Equity Fund, respectively.

   e) Federal Income Taxes -- The Funds' intend to comply with provisions of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of each Fund's taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

   f) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   g) Foreign Securities -- Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

NOTE 3 -- FORMATION AND REORGANIZATION

On December 11, 1998, all of the assets and liabilities of the Simms Partners (U.S.) L.P. and the Simms Partners (International) L.P. (the "Partnerships") were transferred to the U.S. Equity Fund and International Equity Fund, respectively, in a reorganization (the "Reorganization"). The Reorganization was considered a tax-free exchange and no gain or loss was recognized by the Partnerships on the transfer of their assets to the respective Funds. The U.S. Equity Fund and International Equity Fund retain the basis and holding periods of the assets transferred from the Partnerships for tax purposes. The market value of assets on the day of transfer of $3,333,389 for the U.S. Equity Fund and $4,221,506 for the International Equity Fund became the cost basis for financial reporting purposes for the respective Funds. This resulted in the tax basis of securities held for the U.S. Equity Fund and the International Equity Fund being $1,096,452 and $825,707 lower than their basis for financial reporting purposes, respectively. On June 30, 1999, the tax basis of these securities held by the U.S. Equity Fund and the International Equity Fund was $737,186 and $498,517 lower than their basis for financial reporting purposes, respectively.

NOTE 4 -- SHARES OF BENEFICIAL INTEREST

At June 30, 1999, each Fund had an authorized unlimited number of shares of beneficial interest with no par value.

The following table summarizes the capital share transactions of each class of shares for each Fund:

CLASS A
                            U.S.           INTERNATIONAL          GLOBAL
                        EQUITY FUND         EQUITY FUND        EQUITY FUND
                      APRIL 26, 1999-    FEBRUARY 1, 1999-  FEBRUARY 19, 1999-
                       JUNE 30, 1999       JUNE 30, 1999      JUNE 30, 1999
                      ---------------    -----------------  ------------------
                       SHARES  AMOUNT     SHARES   AMOUNT     SHARES  AMOUNT
                       ------ -------     ------  -------     ------ -------
Sales                    79     $960      14,751 $155,219    12,764  $136,141
Redemptions              --       --          --       --        --        --
                         --     ----      ------ --------    ------  --------
Net Increase             79     $960      14,751 $155,219    12,764  $136,141
                         --     ----      ------ --------    ------  --------
                         --     ----      ------ --------    ------  --------
CLASS Y
                           U.S.           INTERNATIONAL          GLOBAL
                       EQUITY FUND         EQUITY FUND        EQUITY FUND
                    DECEMBER 11, 1998-  DECEMBER 11, 1998-  DECEMBER 18, 1998-
                      JUNE 30, 1999       JUNE 30, 1999       JUNE 30, 1999
                    ------------------  ------------------  ------------------
                    SHARES    AMOUNT     SHARES    AMOUNT    SHARES    AMOUNT
                    ------    -------    ------    ------    ------    ------
Sales               452,329  $4,524,084  567,689  $5,756,594  69,021  $724,438
Redemptions         (40,660)   (437,740) (82,118)   (858,616)    (47)     (506)
                    -------  ----------  -------  ----------  ------  --------
Net Increase        411,669  $4,086,344  485,571  $4,897,978  68,974  $723,932
                    -------  ----------  -------  ----------  ------  --------
                    -------  ----------  -------  ----------  ------  --------

SHARES OUTSTANDING:
Beginning of period    5,000               5,000                  1
                     -------             -------             ------
End of period        416,669             490,571             68,975
                     -------             -------             ------
                     -------             -------             ------

NOTE 5 -- INVESTMENT TRANSACTIONS

During the period December 11, 1998 to June 30, 1999 for the U.S. Equity Fund and International Equity Fund and the period December 18, 1998 to June 30, 1999 for the Global Equity Fund, purchases and sales of investment securities (excluding short-term investments) were as follows:

                            U.S.         INTERNATIONAL         GLOBAL
                        EQUITY FUND       EQUITY FUND       EQUITY FUND
                        -----------       -----------       -----------
Purchases                $2,433,424        $3,071,729         $830,895
Sales                    $1,925,282        $2,260,487         $131,256

The following information for the Funds is as of June 30, 1999:

                            COST FOR                 TAX BASIS     TAX BASIS
                             FEDERAL     NET TAX      GROSS         GROSS
                           INCOME TAX  UNREALIZED   UNREALIZED    UNREALIZED
                            PURPOSES  APPRECIATION APPRECIATION  DEPRECIATION
                           ---------- ------------ ------------  ------------
U.S. Equity Fund           $3,380,721  $1,823,161   $1,841,447     $ 18,286
International Equity Fund  $4,511,829  $1,016,968   $1,273,554     $256,586
Global Equity Fund         $  848,646  $   76,607   $  103,869     $ 27,262

The Global Equity Fund realized, on a tax basis, post-October losses through June 30, 1999 of $16,754, which are not recognized for tax purposes until the first day of the following fiscal year.

NOTE 6 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an Investment Advisory Agreement (the "Agreement") with the Simms Capital Management, Inc. (the "Adviser"), with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Adviser for its management services based on an annual rate of 0.75% of the U.S. Equity Fund and 1.00% of the International Equity Fund and Global Equity Fund's average daily net assets.

The Adviser has agreed to voluntarily reimburse and/or absorb the Funds' advisory, organization and other expenses, to the extent necessary to ensure that each Fund's operating expenses do not exceed the following amounts:

                             CLASS A    CLASS Y
                             -------    -------
U.S. Equity Fund              2.06%      1.31%
International Equity Fund     2.38%      1.63%
Global Equity Fund            2.23%      1.48%

To the extent that the Adviser reimburses or absorbs fees and expenses, it may seek payment of such amounts for two years after the year in which expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total annual Fund operating expenses exceed the expense limits in effect at the time these payments or reimbursements are proposed.

Firstar Mutual Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Funds. Firstar Bank Milwaukee, N.A. serves as custodian for the Funds.

NOTE 7 -- DISTRIBUTION PLAN

The Trust, on behalf of the Funds, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which provides that each Fund's Class A shares may pay distribution fees of up to 0.50% of the average daily net assets to T.O. Richardson Securities, Inc. (the "Distributor"). Payments under the 12b-1 Plan shall be used to reimburse the Distributor for services provided and expenses incurred, including amounts paid to brokers or dealers, in connection with the sale of each Fund's shares. The U.S. Equity Fund, International Equity Fund and Global Equity Fund incurred $1, $190 and $162 in fees pursuant to the 12b-1 Plan for the periods from April 26, 1999 to June 30, 1999, from February 1, 1999 to June 30, 1999 and from February 19, 1999 to June 30, 1999, respectively.

NOTE 8 -- SHAREHOLDER SERVICING PLAN

The Trust, on behalf of the Funds, has adopted a shareholder servicing plan. Under the shareholder servicing plan, Class A shares may pay financial institutions, including affiliates of the Adviser, a fee of 0.25% of its average daily net assets for services relating to maintenance of investor accounts, including liaisons with investors. The U.S. Equity Fund, International Equity Fund and Global Equity Fund incurred $1, $95 and $81 in fees pursuant to the shareholder servicing plan for the periods from April 26, 1999 to June 30, 1999, from February 1, 1999 to June 30, 1999 and from February 19, 1999 to June 30, 1999, respectively.


THE SIMMS FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS
---------------------------------

To the Board of Trustees and Shareholders of The Simms Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the U.S. Equity Fund, the International Equity Fund, and the Global Equity Fund (constituting The Simms Funds, hereafter referred to as the "Funds") at June 30, 1999, and the results of each of their operations, changes in net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as the "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/ PRICEWATERHOUSECOOPERS LLP

PRICEWATERHOUSECOOPERS LLP

Milwaukee, Wisconsin
July 30, 1999


THE SIMMS FUNDS
TAX INFORMATION
June 30, 1999
---------------

REQUIRED INCOME TAX DISCLOSURES

The International Equity Fund utilized earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. The portion of earnings and profits distributed to shareholders on redemption of shares designated as a 20% rate capital gain distribution for purposes of the dividends paid deduction is $9,152.

                         (SIMMS CAPITAL MANAGEMENT, INC.
                              Global Investors Logo)

                                THE SIMMS FUNDS
                               55 Railroad Avenue
                          Greenwich, Connecticut 06830
                                 1-877-GET-SIMS
                                (1-877-438-7467)

                               INVESTMENT ADVISER
                            Simms Capital Management
                               55 Railroad Avenue
                          Greenwich, Connecticut 06830

         ADMINISTRATOR, TRANSFER AGENT AND DIVIDEND DISBURSEMENT AGENT
                       Firstar Mutual Fund Services, LLC
                                  P.O. Box 701
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202

                                   CUSTODIAN
                          Firstar Bank Milwaukee, N.A.
                           777 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202

                                 LEGAL COUNSEL
                      Kramer Levin Naftalis & Frankel LLP
                                919 Third Avenue
                            New York, New York 10022

                              INDEPENDENT AUDITORS
                           PricewaterhouseCoopers LLP
                           100 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202

                                  DISTRIBUTOR
                        T.O. Richardson Securities, Inc.
                               2 Bridgewater Road
                         Farmington, Connecticut 06032


This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.